Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2023
Prepaid expenses and other current assets
Prepaid expenses and other current assets
5	Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2022	2023
	US$	US$
Costs to obtain contracts with customers	1,457	2,517
Prepaid advertising expenses	172	973
Deposit in third-party payment channel	278	652
Loan to the distributor	—	530
Cost to collect tuition fee from third-party payment channel	302	462
Prepaid rental and other deposits	138	385
Prepaid taxes	280	125
Prepaid Directors & Officers insurance	120	91
Prepaid professional service fees	164	89
Others*	598	570
Total	3,509	6,394

*The balance as of December 31, 2022 includes US$445 receivable from employees of China Mainland Business and the Group received US$445 from China Mainland Business to transfer the creditor’s rights with employees to China Mainland Business in March 2023.